TRADE AND NOTES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND NOTES PAYABLES
Schedule of trade and notes payables

	December 31,	December 31,
	2018	2019
Trade payables	8,570,102	7,858,214
Notes payable	5,439,162	4,726,541

	14,009,264	12,584,755

Schedule of ageing analysis of trade and notes payables

	December 31,	December 31,
	2018	2019
Within 1 year	13,598,039	12,145,985
Between 1 and 2 years	140,665	229,221
Between 2 and 3 years	47,654	30,713
Over 3 years	222,906	178,836

	14,009,264	12,584,755